Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	600,000,000	600,000,000	600,000,000
Common stock, issued (in shares)	9,449,025	6,381,541	3,834,095
Common stock, outstanding (in shares)	9,449,025	6,381,541	3,834,095